Leases - Weighted-Average Remaining Lease Terms and Discount Rates (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term of operating leases (in years)	6 years 4 months 24 days	6 years 9 months 18 days
Weighted-average remaining lease term of finance leases (in years)	8 years 3 months 18 days	8 years 6 months
Weighted-average discount rate of operating leases	3.70%	3.30%
Weighted-average discount rate of finance leases	7.70%	7.90%